Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Receivables From Financial Services

	31 December 2017	31 December 2016
Current receivables from financial services	2,950,523	1,486,906
Non-current receivables from financial services	1,297,597	909,466

	4,248,120	2,396,372